THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 18, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]:  Amendment Number: 1

This Amendment (Check only one.):           [ ] is a restatement.
                                            [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:

/s/ Thomas D. Stern         New York, New York                 November 13, 2003
-------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $8,912 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2      COLUMN 3      COLUMN 4             COLUMN 5       COLUMN 6       COLUMN 7          COLUMN 8
--------          --------      --------      --------      --------------------  --------       --------    --------------------
                  TITLE OF                      VALUE       SHRS OR  SH/    PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER     CLASS        CUSIP         (x $1000)     PRN AMT  PRN    CALL  DISCRETION     MANAGERS     SOLE    SHARED NONE
--------------    --------      ------        ---------     -------  ---    ----  ----------     --------    -----    -----  ----
HEALTH MGMT       CL A         421933 10 2      8,912       483,050  SH           SOLE                      483,050
ASSOC INC NEW